UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.
(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,
Milwaukee Wisconsin 53202
(Address of principal executive offices) (Zip code)

Linda L. Wisniewski, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.
(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024

Explanatory Note:

The Registrant is filing this amendment (“Amendment”) to its Form N-CSRS for the semi-annual period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 4, 2024 (Accession Number 0000742212-24-000034), to amend Item 1 “Reports to Stockholders” to correct the “Costs of a $10,000 investment” figure for certain series of the Northwestern Mutual Series Fund, Inc., namely the Growth Stock Portfolio, Large Cap Core Stock Portfolio, Index 400 Stock Portfolio, Small Cap Growth Stock Portfolio, Focused Appreciation Portfolio, Equity Income Portfolio, Large Cap Blend Portfolio, Index 600 Stock Portfolio, Short-Term Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Multi-Sector Bond Portfolio, Government Money Market Portfolio, Research International Core Portfolio, and Emerging Markets Equity Portfolio. Except as noted above, Items 1 through 19 (a)(1) of the Registrant’s Form N-CSRS originally filed on September 4, 2024, are incorporated herein by reference. Other than the aforementioned, no other information or disclosures contained in the original filing are being amended by this Amendment.

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.           Reports to Stockholders.

(a):

INDEX 500 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Index 500 Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$10	0.19%

Fund Statistics

  Total Net Assets (000's)$6,191,682
  # of Portfolio Holdings (Derivatives not included as applicable)503
  Portfolio Turnover Rate1%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Alphabet, Inc., Various	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%

Sector Weightings (% of net assets)

% Weighted
Information Technology
32.1%
Financials
12.3%
Health Care
11.6%
Consumer Discretionary
9.9%
Communication Services
9.3%
Industrials
8.1%
Consumer Staples
5.7%
Energy
3.6%
Utilities
2.2%
Materials
2.1%
Real Estate
2.1%
Short-Term Investments & Other Net Assets
1.0%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Real Estate	2.1%
Materials	2.1%
Utilities	2.2%
Energy	3.6%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.3%
Consumer Discretionary	9.9%
Health Care	11.6%
Financials	12.3%
Information Technology	32.1%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INDEX 500 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

MULTI-SECTOR BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Multi-Sector Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$38	0.75%

Fund Statistics

  Total Net Assets (000's)$1,257,981
  # of Portfolio Holdings (Derivatives not included as applicable)920
  Portfolio Turnover Rate18%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Uniform Mortgage Backed Security TBA, Various	10.2%
Citigroup Global Markets, Inc. Repurchase Agreement, Various	6.2%
US Treasury, Various	6.1%
BNP Paribas SA Repurchase Agreement, 5.39%, 7/1/24	5.7%
Canadian Imperial Bank of Commerce Repurchase Agreement, Various	4.1%
Federal Home Loan Mortgage Corp., Various	3.4%
Saudi International Bond, Various	1.5%
Petroleos Mexicanos, Various	1.2%
European Union, 3%, 12/4/34	1.1%
United Mexican States, Various	1.0%

Asset Type Weightings (% of net assets)

% Weighted
Corporate Bonds
44.9%
Structured Products
30.6%
Governments
22.2%
Bank Loan Obligations
2.9%
Municipal Bonds
0.5%
Common Stocks
0.1%
Convertible Corporate Bonds
0.0%
Short-Term Investments & Other Net Assets
-1.2%
-10
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	-1.2%
Convertible Corporate Bonds	0.0%
Common Stocks	0.1%
Municipal Bonds	0.5%
Bank Loan Obligations	2.9%
Governments	22.2%
Structured Products	30.6%
Corporate Bonds	44.9%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

MULTI-SECTOR BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

LARGE CAP BLEND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Large Cap Blend Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$40	0.74%

Fund Statistics

  Total Net Assets (000's)$164,518
  # of Portfolio Holdings (Derivatives not included as applicable)51
  Portfolio Turnover Rate30%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Microsoft Corp.	9.9%
Apple, Inc.	8.0%
NVIDIA Corp.	7.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.3%
Exxon Mobil Corp.	2.6%
Wells Fargo & Co.	2.6%
Regeneron Pharmaceuticals, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Sector Weightings (% of net assets)

% Weighted
Information Technology
37.5%
Health Care
13.4%
Consumer Discretionary
11.3%
Financials
11.1%
Industrials
10.2%
Communication Services
6.7%
Energy
4.8%
Utilities
3.1%
Materials
1.9%
Consumer Staples
1.2%
Real Estate
1.2%
Short-Term Investments & Other Net Assets
-2.4%
0
10
20
30
40

Value	Value
Short-Term Investments & Other Net Assets	-2.4%
Real Estate	1.2%
Consumer Staples	1.2%
Materials	1.9%
Utilities	3.1%
Energy	4.8%
Communication Services	6.7%
Industrials	10.2%
Financials	11.1%
Consumer Discretionary	11.3%
Health Care	13.4%
Information Technology	37.5%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

LARGE CAP BLEND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

SMALL CAP VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Small Cap Value Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$43	0.87%

Fund Statistics

  Total Net Assets (000's)$547,793
  # of Portfolio Holdings (Derivatives not included as applicable)203
  Portfolio Turnover Rate17%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Co.	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Houlihan Lokey, Inc.	1.1%
Strategic Education, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

Sector Weightings (% of net assets)

% Weighted
Financials
25.6%
Industrials
13.8%
Consumer Discretionary
10.8%
Real Estate
10.0%
Energy
8.9%
Health Care
8.4%
Information Technology
6.3%
Materials
4.9%
Utilities
4.1%
Consumer Staples
2.0%
Communication Services
1.5%
Short-Term Investments & Other Net Assets
3.7%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	3.7%
Communication Services	1.5%
Consumer Staples	2.0%
Utilities	4.1%
Materials	4.9%
Information Technology	6.3%
Health Care	8.4%
Energy	8.9%
Real Estate	10.0%
Consumer Discretionary	10.8%
Industrials	13.8%
Financials	25.6%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

SMALL CAP VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

HIGH YIELD BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the High Yield Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$23	0.46%

Fund Statistics

  Total Net Assets (000's)$677,148
  # of Portfolio Holdings (Derivatives not included as applicable)523
  Portfolio Turnover Rate14%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Ford Motor Credit Co. LLC, Various	2.3%
CCO Holdings LLC / CCO Holdings Capital Corp., Various	1.9%
HUB International, Ltd., Various	1.7%
TransDigm, Inc., Various	1.6%
Tenet Healthcare Corp., Various	1.1%
CSC Holdings LLC, Various	1.1%
EQM Midstream Partners LP, Various	1.1%
Medline Borrower LP, Various	1.1%
Garda World Security Corp., Various	1.1%
Clarios Global LP / Clarios US Finance Co., Various	1.0%

Sector Weightings (% of net assets)

% Weighted
Consumer, Cyclical
19.8%
Industrial
13.0%
Consumer, Non-Cyclical
12.7%
Communications
11.8%
Financial
10.9%
Energy
10.6%
Technology
10.5%
Basic Materials
3.3%
Utilities
2.4%
Diversified
0.2%
Short-Term Investments &
Other Net Assets
4.8%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	4.8%
Diversified	0.2%
Utilities	2.4%
Basic Materials	3.3%
Technology	10.5%
Energy	10.6%
Financial	10.9%
Communications	11.8%
Consumer, Non-Cyclical	12.7%
Industrial	13.0%
Consumer, Cyclical	19.8%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

HIGH YIELD BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

MID CAP GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$27	0.54%

Fund Statistics

  Total Net Assets (000's)$1,014,798
  # of Portfolio Holdings (Derivatives not included as applicable)93
  Portfolio Turnover Rate38%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Datadog, Inc. - Class A	2.8%
CyberArk Software, Ltd.	2.3%
Targa Resources Corp.	2.3%
DraftKings, Inc. - Class A	2.3%
Monolithic Power Systems, Inc.	2.3%
PTC, Inc.	2.0%
WEX, Inc.	2.0%
Dexcom, Inc.	2.0%
NVR, Inc.	1.9%
Fair Isaac Corp.	1.8%

Sector Weightings (% of net assets)

% Weighted
Information Technology
25.4%
Health Care
18.3%
Industrials
16.0%
Consumer Discretionary
14.7%
Financials
11.3%
Energy
3.8%
Consumer Staples
3.1%
Utilities
2.8%
Communication Services
2.5%
Real Estate
1.1%
Materials
1.0%
Short-Term Investments & Other Net Assets
–%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	-%
Materials	1.0%
Real Estate	1.1%
Communication Services	2.5%
Utilities	2.8%
Consumer Staples	3.1%
Energy	3.8%
Financials	11.3%
Consumer Discretionary	14.7%
Industrials	16.0%
Health Care	18.3%
Information Technology	25.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

MID CAP GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

DOMESTIC EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Domestic Equity Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$25	0.50%

Fund Statistics

  Total Net Assets (000's)$1,039,415
  # of Portfolio Holdings (Derivatives not included as applicable)33
  Portfolio Turnover Rate16%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Oracle Corp.	3.7%
The TJX Cos., Inc.	3.7%
Honeywell International, Inc.	3.5%
Motorola Solutions, Inc.	3.4%
DuPont de Nemours, Inc.	3.4%
Fidelity National Information Services, Inc.	3.3%
Duke Energy Corp.	3.2%
Verizon Communications, Inc.	3.2%
Truist Financial Corp.	3.2%
Dover Corp.	3.1%

Sector Weightings (% of net assets)

% Weighted
Health Care
Information Technology
Financials
Industrials
Consumer Discretionary
Consumer Staples
Communication Services
Energy
Materials
Utilities
Real Estate
Short-Term Investments &
Other Net Assets
16.7%
15.5%
15.2%
12.5%
9.3%
7.9%
6.0%
5.9%
3.4%
3.2%
3.0%
1.4%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Real Estate	3.0%
Utilities	3.2%
Materials	3.4%
Energy	5.9%
Communication Services	6.0%
Consumer Staples	7.9%
Consumer Discretionary	9.3%
Industrials	12.5%
Financials	15.2%
Information Technology	15.5%
Health Care	16.7%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

DOMESTIC EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INDEX 600 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Index 600 Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$13	0.27%

Fund Statistics

  Total Net Assets (000's)$438,644
  # of Portfolio Holdings (Derivatives not included as applicable)604
  Portfolio Turnover Rate9%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Abercrombie & Fitch Co.	0.8%
Fabrinet	0.7%
Ensign Group, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Allegheny Technologies, Inc.	0.6%
Comerica, Inc.	0.6%
Robert Half International, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Mueller Industries, Inc.	0.5%
Glaukos Corp.	0.5%

Sector Weightings (% of net assets)

% Weighted
Financials 18.2%
Industrials 17.3%
Consumer Discretionary 14.2%
Information Technology 12.9%
Health Care 10.3%
Real Estate 7.2%
Materials 5.8%
Energy 5.2%
Consumer Staples 3.4%
Communication Services 2.8%
Utilities 2.0%
Short-Term Investments & Other Net Assets 0.7%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	0.7%
Utilities	2.0%
Communication Services	2.8%
Consumer Staples	3.4%
Energy	5.2%
Materials	5.8%
Real Estate	7.2%
Health Care	10.3%
Information Technology	12.9%
Consumer Discretionary	14.2%
Industrials	17.3%
Financials	18.2%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INDEX 600 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INTERNATIONAL EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the International Equity Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$34	0.68%

Fund Statistics

  Total Net Assets (000's)$1,901,407
  # of Portfolio Holdings (Derivatives not included as applicable)81
  Portfolio Turnover Rate12%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Novartis AG	3.3%
Sanofi	3.1%
BNP Paribas SA	3.1%
Holcim, Ltd.	3.0%
Banco Santander SA	3.0%
Johnson Controls International PLC	3.0%
GSK PLC	2.8%
TotalEnergies SE	2.7%
UBS Group AG	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Real Estate	1.4%
Communication Services	4.4%
Energy	6.6%
Information Technology	7.5%
Consumer Staples	8.1%
Industrials	9.5%
Materials	11.3%
Consumer Discretionary	11.9%
Health Care	14.1%
Financials	23.2%

Country Weightings (% of net assets)

Value	Value
Other	29.2%
Switzerland	5.9%
Germany	6.8%
China	7.4%
France	7.4%
Japan	7.7%
United Kingdom	11.2%
United States	24.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INTERNATIONAL EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Growth Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$24	0.42%

Fund Statistics

  Total Net Assets (000's)$1,295,455
  # of Portfolio Holdings (Derivatives not included as applicable)75
  Portfolio Turnover Rate4%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	13.5%
Microsoft Corp.	10.0%
Amazon.com, Inc.	9.0%
Alphabet, Inc., Various	8.6%
Apple, Inc.	7.7%
Meta Platforms, Inc. - Class A	4.8%
Eli Lilly & Co.	4.0%
Visa, Inc. - Class A	2.8%
Mastercard, Inc. - Class A	2.4%
ServiceNow, Inc.	2.2%

Sector Weightings (% of net assets)

% Weighted
Information Technology
42.7%
Communication Services
16.5%
Consumer Discretionary
15.1%
Health Care
11.3%
Financials
8.8%
Industrials
1.8%
Consumer Staples
1.5%
Materials
0.8%
Utilities
0.7%
Energy
0.3%
Short-Term Investments & Other Net Assets
0.5%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	0.5%
Energy	0.3%
Utilities	0.7%
Materials	0.8%
Consumer Staples	1.5%
Industrials	1.8%
Financials	8.8%
Health Care	11.3%
Consumer Discretionary	15.1%
Communication Services	16.5%
Information Technology	42.7%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

MID CAP VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Mid Cap Value Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$36	0.72%

Fund Statistics

  Total Net Assets (000's)$623,462
  # of Portfolio Holdings (Derivatives not included as applicable)101
  Portfolio Turnover Rate29%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Zimmer Biomet Holdings, Inc.	3.0%
The Bank of New York Mellon Corp.	2.2%
Conagra Brands, Inc.	2.1%
Enterprise Products Partners LP	2.0%
Henry Schein, Inc.	1.9%
Northern Trust Corp.	1.9%
Koninklijke Ahold Delhaize NV	1.9%
Willis Towers Watson PLC	1.9%
Edison International	1.8%
Quest Diagnostics, Inc.	1.8%

Sector Weightings (% of net assets)

% Weighted
Financials
17.5%
Health Care
14.8%
Industrials
14.1%
Utilities
12.0%
Consumer Staples
11.3%
Information Technology
7.1%
Energy
6.0%
Real Estate
5.8%
Materials
4.2%
Consumer Discretionary
3.7%
Communication Services
1.5%
Short-Term Investments & Other Net Assets
2.0%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Communication Services	1.5%
Consumer Discretionary	3.7%
Materials	4.2%
Real Estate	5.8%
Energy	6.0%
Information Technology	7.1%
Consumer Staples	11.3%
Utilities	12.0%
Industrials	14.1%
Health Care	14.8%
Financials	17.5%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

MID CAP VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

SELECT BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Select Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$15	0.31%

Fund Statistics

  Total Net Assets (000's)$2,806,791
  # of Portfolio Holdings (Derivatives not included as applicable)1,029
  Portfolio Turnover Rate128%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	21.8%
Federal National Mortgage Association, Various	18.0%
Federal Home Loan Mortgage Corp., Various	4.5%
Uniform Mortgage Backed Security TBA, Various	1.8%
Government National Mortgage Association, Various	1.5%
Government National Mortgage Association TBA, 6.5%, 7/15/54	1.3%
Wells Fargo & Co., Various	1.0%
John Deere Capital Corp., Various	0.9%
Morgan Stanley, Various	0.9%
Bank of America Corp., Various	0.8%

Asset Type Weightings (% of net assets)

% Weighted
Structured Products
Corporate Bonds
Governments
Municipal Bonds
Short-Term Investments & Other Net Assets
52.4%
25.8%
23.3%
0.3%
-1.8%
-10
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	- 1.8%
Municipal Bonds	0.3%
Governments	23.3%
Corporate Bonds	25.8%
Structured Products	52.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

SELECT BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INTERNATIONAL GROWTH PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the International Growth Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$31	0.61%

Fund Statistics

  Total Net Assets (000's)$1,058,591
  # of Portfolio Holdings (Derivatives not included as applicable)69
  Portfolio Turnover Rate11%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

ASML Holding NV	7.8%
Novo Nordisk A/S - Class B	6.5%
SAP SE	4.4%
Linde PLC	3.9%
Safran SA	3.7%
Atlas Copco AB - Class A	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
CRH PLC	3.0%
Keyence Corp.	2.9%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.9%
Communication Services	0.3%
Energy	0.7%
Consumer Staples	1.9%
Health Care	7.4%
Materials	9.2%
Consumer Discretionary	9.7%
Financials	14.5%
Information Technology	24.1%
Industrials	29.3%

Country Weightings (% of net assets)

Value	Value
Other	13.7%
Germany	5.5%
Denmark	6.5%
Sweden	7.3%
Japan	9.0%
United Kingdom	9.2%
Netherlands	9.3%
France	12.0%
United States	27.5%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INTERNATIONAL GROWTH PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

FOCUSED APPRECIATION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Focused Appreciation Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$33	0.61%

Fund Statistics

  Total Net Assets (000's)$1,379,557
  # of Portfolio Holdings (Derivatives not included as applicable)37
  Portfolio Turnover Rate6%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	7.9%
Meta Platforms, Inc. - Class A	7.3%
Alphabet, Inc., Various	6.9%
Amazon.com, Inc.	6.0%
Tesla, Inc.	5.9%
Microsoft Corp.	5.2%
Netflix, Inc.	5.2%
The Boeing Co.	4.9%
Visa, Inc. - Class A	4.8%
Oracle Corp.	4.8%

Sector Weightings (% of net assets)

% Weighted
Information Technology
28.4%
Communication Services
22.3%
Consumer Discretionary
15.3%
Health Care
13.4%
Financials
8.7%
Industrials
6.8%
Consumer Staples
2.3%
Short-Term Investments & Other Net Assets
2.8%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	2.8%
Consumer Staples	2.3%
Industrials	6.8%
Financials	8.7%
Health Care	13.4%
Consumer Discretionary	15.3%
Communication Services	22.3%
Information Technology	28.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

FOCUSED APPRECIATION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

LARGE CAP CORE STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Large Cap Core Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$23	0.43%

Fund Statistics

  Total Net Assets (000's)$735,095
  # of Portfolio Holdings (Derivatives not included as applicable)127
  Portfolio Turnover Rate32%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	5.5%
Alphabet, Inc. - Class A	5.2%
NVIDIA Corp.	4.9%
Eli Lilly & Co.	2.1%
Exxon Mobil Corp.	2.1%
Adobe, Inc.	1.9%
The TJX Cos., Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%

Sector Weightings (% of net assets)

% Weighted
Information Technology
29.4%
Health Care
13.3%
Financials
13.0%
Consumer Discretionary
11.4%
Communication Services
9.9%
Industrials
8.0%
Energy
4.8%
Consumer Staples
3.6%
Utilities
2.5%
Materials
2.1%
Real Estate
1.5%
Short-Term Investments & Other Net Assets
0.5%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	0.5%
Real Estate	1.5%
Materials	2.1%
Utilities	2.5%
Consumer Staples	3.6%
Energy	4.8%
Industrials	8.0%
Communication Services	9.9%
Consumer Discretionary	11.4%
Financials	13.0%
Health Care	13.3%
Information Technology	29.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

LARGE CAP CORE STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INFLATION PROTECTION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Inflation Protection Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protection Portfolio	$22	0.45%

Fund Statistics

  Total Net Assets (000's)$411,975
  # of Portfolio Holdings (Derivatives not included as applicable)122
  Portfolio Turnover Rate22%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

US Treasury Inflation Index Bond, Various	54.0%
Federal National Mortgage Association, Various	8.3%
Federal Home Loan Mortgage Corp., Various	4.9%
Canadian Government Bond, Various	3.7%
Barton Capital Corp.	2.8%
Government National Mortgage Association, Various	2.6%
LMA SA / LMA Americas LLC, Various	2.2%
Chevron Corp.	1.8%
Deutsche Bundesrepublik Inflation Linked Bond, 0.1%, 4/15/26	1.7%
Tennessee Valley Authority, Various	1.6%

Asset Type Weightings (% of net assets)

% Weighted
Governments
69.1%
Structured Products
15.7%
Corporate Bonds
6.1%
Municipal Bonds
0.4%
Short-Term Investments & Other Net Assets
8.7%
0
10
20
30
40
50
60
70
80

Value	Value
Short-Term Investments & Other Net Assets	8.7%
Municipal Bonds	0.4%
Corporate Bonds	6.1%
Structured Products	15.7%
Governments	69.1%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INFLATION PROTECTION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

EQUITY INCOME PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Equity Income Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$29	0.57%

Fund Statistics

  Total Net Assets (000's)$726,329
  # of Portfolio Holdings (Derivatives not included as applicable)114
  Portfolio Turnover Rate11%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Elevance Health, Inc.	2.7%
QUALCOMM, Inc.	2.4%
News Corp., Various	2.3%
Wells Fargo & Co.	2.3%
TotalEnergies SE, ADR	2.3%
The Southern Co.	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	2.0%
MetLife, Inc.	1.8%
General Electric Co.	1.8%

Sector Weightings (% of net assets)

% Weighted
Financials
20.5%
Health Care
16.5%
Industrials
12.5%
Information Technology
11.1%
Energy
8.9%
Consumer Staples
8.6%
Utilities
6.0%
Communication Services
4.5%
Real Estate
4.2%
Consumer Discretionary
3.0%
Materials
3.0%
Short-Term Investments &
Other Net Assets
1.2%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.2%
Materials	3.0%
Consumer Discretionary	3.0%
Real Estate	4.2%
Communication Services	4.5%
Utilities	6.0%
Consumer Staples	8.6%
Energy	8.9%
Information Technology	11.1%
Industrials	12.5%
Health Care	16.5%
Financials	20.5%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

EQUITY INCOME PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

RESEARCH INTERNATIONAL CORE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Research International Core Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$37	0.73%

Fund Statistics

  Total Net Assets (000's)$862,998
  # of Portfolio Holdings (Derivatives not included as applicable)109
  Portfolio Turnover Rate6%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Novo Nordisk A/S - Class B	3.9%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Hitachi, Ltd.	2.8%
Roche Holding AG	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Nestle SA	2.2%
NatWest Group PLC	1.9%
TotalEnergies SE	1.7%
Euronext NV	1.6%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.9%
Real Estate	1.1%
Communication Services	2.5%
Utilities	2.5%
Energy	5.1%
Consumer Staples	6.8%
Materials	9.2%
Consumer Discretionary	9.4%
Information Technology	10.4%
Health Care	12.7%
Industrials	18.5%
Financials	19.9%

Country Weightings (% of net assets)

Value	Value
Other	26.6%
Netherlands	5.3%
Switzerland	5.5%
Germany	5.6%
France	8.1%
United Kingdom	9.8%
Japan	19.1%
United States	20.0%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

RESEARCH INTERNATIONAL CORE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

SHORT-TERM BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Short-Term Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$20	0.39%

Fund Statistics

  Total Net Assets (000's)$383,135
  # of Portfolio Holdings (Derivatives not included as applicable)799
  Portfolio Turnover Rate57%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	22.6%
Federal National Mortgage Association, Various	3.1%
Federal Home Loan Mortgage Corp., Various	1.2%
US Treasury Inflation Index Bond, 2.375%, 10/15/28	1.0%
AbbVie, Inc., Various	0.9%
Crown Castle, Inc., Various	0.9%
Government National Mortgage Association, Various	0.7%
JPMorgan Chase & Co., Various	0.6%
The Goldman Sachs Group, Inc., Various	0.6%
VF Corp., Various	0.6%

Asset Type Weightings (% of net assets)

% Weighted
Corporate Bonds
43.9%
Structured Products
29.4%
Governments
24.4%
Short-Term Investments & Other Net Assets
2.3%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	2.3%
Governments	24.4%
Structured Products	29.4%
Corporate Bonds	43.9%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

SHORT-TERM BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INDEX 400 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Index 400 Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$13	0.25%

Fund Statistics

  Total Net Assets (000's)$1,334,984
  # of Portfolio Holdings (Derivatives not included as applicable)401
  Portfolio Turnover Rate9%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Pure Storage, Inc.	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.6%

Sector Weightings (% of net assets)

% Weighted
Industrials
22.1%
Financials
15.7%
Consumer Discretionary
14.6%
Information Technology
9.4%
Health Care
9.2%
Real Estate
7.0%
Materials
6.5%
Energy
5.9%
Consumer Staples
4.6%
Utilities
2.5%
Communication Services
1.5%
Short-Term Investments & Other Net Assets
1.0%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Communication Services	1.5%
Utilities	2.5%
Consumer Staples	4.6%
Energy	5.9%
Materials	6.5%
Real Estate	7.0%
Health Care	9.2%
Information Technology	9.4%
Consumer Discretionary	14.6%
Financials	15.7%
Industrials	22.1%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INDEX 400 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

LARGE COMPANY VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Large Company Value Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$37	0.74%

Fund Statistics

  Total Net Assets (000's)$148,378
  # of Portfolio Holdings (Derivatives not included as applicable)74
  Portfolio Turnover Rate21%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Johnson & Johnson	4.5%
Medtronic PLC	4.2%
Zimmer Biomet Holdings, Inc.	3.6%
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.6%
Duke Energy Corp.	2.5%
Norfolk Southern Corp.	2.3%
United Parcel Service, Inc. - Class B	2.3%
The Bank of New York Mellon Corp.	2.2%
Analog Devices, Inc.	2.0%

Sector Weightings (% of net assets)

% Weighted
Health Care
21.4%
Financials
19.2%
Consumer Staples
13.1%
Industrials
11.1%
Information Technology
9.2%
Energy
8.1%
Utilities
6.5%
Materials
3.5%
Communication Services
3.2%
Real Estate
1.5%
Consumer Discretionary
1.2%
Short-Term Investments & Other Net Assets
2.0%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Consumer Discretionary	1.2%
Real Estate	1.5%
Communication Services	3.2%
Materials	3.5%
Utilities	6.5%
Energy	8.1%
Information Technology	9.2%
Industrials	11.1%
Consumer Staples	13.1%
Financials	19.2%
Health Care	21.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

LARGE COMPANY VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$126	2.60%

Fund Statistics

  Total Net Assets (000's)$115,452
  # of Portfolio Holdings (Derivatives not included as applicable)99
  Portfolio Turnover Rate10%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	114.3%
Citigroup Global Markets, Inc. Repurchase Agreement, Various	17.8%
Uniform Mortgage Backed Security TBA, Various	10.0%
BNP Paribas SA Repurchase Agreement, 5.4%, 7/1/24	10.0%
Deutsche Bank AG Repurchase Agreement, 5.41%, 7/1/24	8.0%
US Treasury Inflation Index Bond, Various	7.9%
Resolution Funding Corp. Stripped, Various	3.5%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.8%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.7%
Federal National Mortgage Association, Various	1.6%

Asset Type Weightings (% of net assets)

% Weighted
Governments
Structured Products
Corporate Bonds
Short-Term Investments & Other Net Assets
125.5%
22.5%
0.3%
-48.3%
-50
0
50
100
150

Value	Value
Short-Term Investments & Other Net Assets	-48.3%
Corporate Bonds	0.3%
Structured Products	22.5%
Governments	125.5%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

EMERGING MARKETS EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Emerging Markets Equity Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$46	0.90%

Fund Statistics

  Total Net Assets (000's)$1,057,373
  # of Portfolio Holdings (Derivatives not included as applicable)68
  Portfolio Turnover Rate18%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	13.3%
Samsung Electronics Co., Ltd., Various	6.9%
Tencent Holdings, Ltd.	6.9%
Alibaba Group Holding, Ltd.	3.4%
Power Grid Corp. of India, Ltd.	2.9%
HDFC Bank, Ltd.	2.7%
MediaTek, Inc.	2.2%
Kaspi.KZ Joint Stock Co., ADR	2.1%
Southern Copper Corp.	2.1%
SBI Life Insurance Co., Ltd.	1.9%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.1%
Health Care	1.5%
Real Estate	2.4%
Utilities	2.9%
Energy	3.4%
Materials	4.8%
Consumer Staples	5.1%
Industrials	8.4%
Communication Services	9.1%
Consumer Discretionary	11.0%
Financials	20.4%
Information Technology	30.9%

Country Weightings (% of net assets)

Value	Value
Other	20.3%
Mexico	6.3%
South Korea	11.4%
Taiwan	19.0%
India	20.0%
China	23.0%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

EMERGING MARKETS EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

SMALL CAP GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Small Cap Growth Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$29	0.56%

Fund Statistics

  Total Net Assets (000's)$708,949
  # of Portfolio Holdings (Derivatives not included as applicable)152
  Portfolio Turnover Rate31%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

FTAI Aviation, Ltd.	2.2%
Fabrinet	1.7%
Ensign Group, Inc.	1.6%
Verra Mobility Corp.	1.5%
Applied Industrial Technologies, Inc.	1.4%
SPX Technologies, Inc.	1.3%
Cabot Corp.	1.3%
Fluor Corp.	1.3%
Haemonetics Corp.	1.2%
Chart Industries, Inc.	1.2%

Sector Weightings (% of net assets)

% Weighted
Health Care
24.3%
Information Technology
21.1%
Industrials
19.8%
Consumer Discretionary
12.2%
Financials
6.2%
Materials
4.5%
Energy
3.8%
Consumer Staples
3.5%
Real Estate
2.1%
Investment Companies
1.0%
Communication Services
0.6%
Short-Term Investments & Other Net Assets
0.9%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Communication Services	0.6%
Investment Companies	1.0%
Real Estate	2.1%
Consumer Staples	3.5%
Energy	3.8%
Materials	4.5%
Financials	6.2%
Consumer Discretionary	12.2%
Industrials	19.8%
Information Technology	21.1%
Health Care	24.3%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

SMALL CAP GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

BALANCED PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Balanced Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Portfolio	$4	0.08%

Fund Statistics

  Total Net Assets (000's)$1,938,320
  # of Portfolio Holdings (Derivatives not included as applicable)24
  Portfolio Turnover Rate22%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	28.3%
iShares Core U.S. Aggregate Bond ETF	11.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.6%
iShares Core S&P 500 ETF	7.1%
SPDR Portfolio Long Term Treasury ETF	4.9%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	3.9%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	3.7%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	2.8%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	2.8%

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.9%
Commodities	0.9%
Foreign Equity	14.0%
Domestic Equity	29.2%
Fixed Income	53.0%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

BALANCED PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

ASSET ALLOCATION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Asset Allocation Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Portfolio	$6	0.12%

Fund Statistics

  Total Net Assets (000's)$274,433
  # of Portfolio Holdings (Derivatives not included as applicable)24
  Portfolio Turnover Rate18%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	16.5%
iShares Core S&P 500 ETF	12.3%
iShares Core U.S. Aggregate Bond ETF	9.2%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.6%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5.4%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.1%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.6%
iShares Core MSCI EAFE ETF	4.5%

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.2%
Commodities	1.0%
Foreign Equity	19.8%
Fixed Income	33.8%
Domestic Equity	42.2%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

ASSET ALLOCATION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

GOVERNMENT MONEY MARKET PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Government Money Market Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$17	0.33%

Fund Statistics

  Total Net Assets (000's)$521,330
  # of Portfolio Holdings (Derivatives not included as applicable)101

What did the Fund invest in? (Derivatives not included as applicable)

Asset Type Weightings (% of net assets)

% Weighted
US Government & Agencies
56.4%
Repurchase Agreements
43.7%
Short-Term Investments & Other Net Assets
-0.1%
-10
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	-0.1%
Repurchase Agreements	43.7%
US Government & Agencies	56.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

GOVERNMENT MONEY MARKET PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b) Not applicable.

Item 19.          Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson, President

Date:   December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson, President

Date:   December 6, 2024

By:      /s/ Phillip J. Rinzel
Phillip J. Rinzel, Vice President,
Chief Financial Officer and Treasurer

Date:   December 6, 2024